Description of Business	12 Months Ended
Dec. 31, 2022
Notes to Consolidated Financial Statements [Abstract]
Description of Business	NOTE 1 DESCRIPTION OF BUSINESS Nutrien Ltd. (collectively with its subsidiaries, “Nutrien”, “we”, “us”, “our” or “the Company”) is the world’s largest provider of crop inputs and services. Nutrien plays a critical role in helping growers around the globe increase food production in a sustainable manner. The Company is a corporation organized under the laws of Canada with its registered head office located at Suite 1700, 211 19th Street East, Saskatoon, Saskatchewan, Canada, S7K 5R6. As at December 31, 2022, the Company had assets as follows: Segment Description Nutrien Ag Solutions (“Retail”) various retail facilities across the US, Canada, Australia and South America private label and proprietary crop protection products and nutritionals an innovative integrated digital platform for growers and crop consultants a financing solutions provider in support of Nutrien’s agricultural product and service sales Potash 6 operations in the province of Saskatchewan Nitrogen 8 production facilities in North America: 4 in Alberta, 1 in Georgia, 1 in Louisiana, 1 in Ohio and 1 in Texas 1 large-scale operation in Trinidad 5 upgrade facilities in North America: 3 in Alberta, 1 in Missouri and 1 in Washington 50 percent investment in Profertil S.A. (“Profertil”), a nitrogen producer based in Argentina Phosphate 2 mines and processing plants: 1 in Florida and 1 in North Carolina phosphate feed plants in Illinois, Missouri and Nebraska 1 industrial phosphoric acid plant in Ohio Corporate and Others investment in Canpotex Limited (“Canpotex”), a Canadian potash export, sales and marketing company owned in equal shares by Nutrien and another potash producer 22 percent investment in Sinofert Holdings Limited (“Sinofert”), a fertilizer supplier and distributor in China